Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEO (4)	Average Compensation Actually Paid to Non- PEO NEO (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (6)	Net Income (Loss) (in thousands) (7)
2024	$570,577	$650,577	$409,462	$649,462	$102	$13,632
2023	$628,009	$628,009	$193,650	$193,650	$87	$(17,844)

Named Executive Officers, Footnote [Text Block]

(1)	We are a smaller reporting company, with a December 31 fiscal year. As of December 31, 2024, we ceased to qualify as an “emerging growth company,” and, as a result, this is the year in which we have included the pay versus performance disclosure in proxy statements filed by the Company.

(2)	Our PEO for each of fiscal years 2024 and 2023 is Mr. Ajjarapu. The amounts reported are from the Summary Compensation Table (“SCT”) above.

(3)	To calculate compensation actually paid, adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for the PEO is set forth below:

PEO Total Compensation Amount	[1],[2]	$ 570,577	$ 628,009
PEO Actually Paid Compensation Amount	[2],[3]	$ 650,577	628,009
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	2024	2023
PEO SCT Total	$570,577	$628,009
(-) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(25,500)	$(243,075)
(+) Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$25,500	$243,075
(+) Dividends or Other Earnings Paid During Fiscal Year Prior to Vesting Date of Option Awards and Stock Awards	$80,000	$-
Compensation Actually Paid to PEO	$650,577	$628,009
Fiscal Year	2024	2023
Non-PEO NEO SCT Total	$409,462	$193,650
(-) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(76,500)	$(43,650)
(+) Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$76,500	$43,650
(+) Dividends or Other Earnings Paid During Fiscal Year Prior to Vesting Date of Option Awards and Stock Awards	$240,000	$-
Compensation Actually Paid to Non-PEO NEO	$649,462	$193,650

Non-PEO NEO Average Total Compensation Amount	[2],[4]	$ 409,462	193,650
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[5]	649,462	193,650
Total Shareholder Return Amount	[2],[6]	102	87
Net Income (Loss) Attributable to Parent	[2],[7]	$ 13,632,000	$ (17,844,000)
PEO Name		Mr. Ajjarapu	Mr. Ajjarapu
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (25,500)	$ (243,075)
PEO [Member] | Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		25,500	243,075
PEO [Member] | Dividends or Other Earnings Paid During Fiscal Year Prior to Vesting Date of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		80,000
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(76,500)	(43,650)
Non-PEO NEO [Member] | Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		76,500	43,650
Non-PEO NEO [Member] | Dividends or Other Earnings Paid During Fiscal Year Prior to Vesting Date of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 240,000

[1]	Our PEO for each of fiscal years 2024 and 2023 is Mr. Ajjarapu. The amounts reported are from the Summary Compensation Table (“SCT”) above.
[2]	We are a smaller reporting company, with a December 31 fiscal year. As of December 31, 2024, we ceased to qualify as an “emerging growth company,” and, as a result, this is the year in which we have included the pay versus performance disclosure in proxy statements filed by the Company.
[3]	To calculate compensation actually paid, adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for the PEO is set forth below:
[4]	For each of fiscal year 2023 and 2024, our named executive officer, excluding the PEO, consisted solely of Mr. Patel, who served as the Interim President, CFO and COO.
[5]	To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for the non-NEO PEO is set forth below:
[6]	Pursuant to the SEC rules, the Total Shareholder Return (“TSR”) reflected in this column assumes $100 was invested on December 31, 2022 in our Common Stock. Historic stock price performance is not necessarily indicative of future stock price performance.
[7]	The amounts reflected in this column represent the net income (loss) reflected in our audited financial statements for each applicable fiscal year.